Confirming Payables (Tables)	12 Months Ended
Dec. 31, 2023
Confirming Payables
Schedule of carrying amount of financial liabilities

	2023	2022
Confirming Payables	234,385	216,392

Schedule of range of payments due

2023
Days after invoice
Liabilities that are part of confirming payables	60 - 210
Comparable trade payables thar are not part of a confirming payables	30 - 120